Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 - Related Party Transactions

During the three and nine months ended September 30, 2025, the Company incurred expense of approximately $609,000 and $836,000, respectively, to certain stockholders for consulting services provided to the Company, which included payments to the Chief Executive Officer, Chief Operating Officer, Chief Marketing Officer, Chief of Staff and a board member. Included in the expense incurred, were shares of common stock issued during the three and nine months ended September 30, 2025 of 5,648,571 and 21,773,571 shares, respectively, valued at approximately $533,000 and $717,000, respectively, to various consultants for services provided.

During the three and nine months ended September 30, 2025 and 2024, the Company incurred a total of $8,000 and $20,000, and $22,500 and $82,500, respectively, for the quarterly board stipend payable to the Board of Directors for services provided. During the nine months ended September 30, 2025, the Company issued 1,600,000 shares of common stock valued at approximately $13,000 for payment of the board stipend.

During the three and nine months ended September 30, 2024, the Company paid a stockholder $42,000 and $78,000, respectively, for consulting services.

During May 2024, the Company repaid $62,000, which was loaned to the Company by the Company’s former Chief Executive Officer (“CEO”) and another stockholder.

Note 8 – Related Party Transactions

During 2024 and 2023, the Company’s Board of Directors earned a total board stipend of approximately $145,000 and $96,000, respectively. During 2024 and 2023, the Company paid the Board Chairman $96,000 and $10,000 for additional consulting services provided.

During 2023, the Company paid $30,000 to a company for planning and consulting services. The Company’s former Chief Executive Officer was a board member of this company until June 2023.